Inventories - Cost of Inventories Recognized as an Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Cost of revenue	$ 18,611,515		$ 20,103,735	$ 17,957,568
Loss on abandonment	9,448		552	5,323
Allowance for (reversal of) inventory valuation and obsolescence loss	(15,956)		41,770	16,317
Cost of revenue	$ 18,605,007	$ 605,434	$ 20,146,057	$ 17,979,208